ACCOUNTS RECEIVABLE (Summary of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at the beginning of the year	¥ 66,857	¥ 35,347	¥ 14,041
Additions charged to bad debt expense	33,605	63,103	46,000
Write-off of bad debt allowance	0	(31,593)	(24,694)
Balance at the end of the year	¥ 100,462	¥ 66,857	¥ 35,347